CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings (As Restated)
Beginning balance (in shares) at Dec. 31, 2022		81,723,555
Beginning balance at Dec. 31, 2022	$ 8,526,793	$ 6,649	$ 6,840,306	$ 1,162	$ (171,538)	$ 1,850,214
Comprehensive income (net of tax):
Net income	554,208					554,208
Currency translation adjustment	26,221				26,221
Remeasurement of retirement benefit obligations	244				244
Movement on cash flow hedge	1,567				1,567
Total comprehensive income	582,240
Exercise of share options (in shares)		535,705
Exercise of share options	50,958	$ 35	50,923
Issue of restricted share units / performance share units (in shares)		235,826
Issue of restricted share units / performance share units	15	$ 15
Share based compensation expense	51,456		51,456
Share issuance costs	$ (16)		(16)
Repurchase of ordinary shares (in shares)	0
Ending balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Ending balance at Dec. 31, 2023	$ 9,211,446	$ 6,699	6,942,669	1,162	(143,506)	2,404,422
Comprehensive income (net of tax):
Net income	739,126					739,126
Currency translation adjustment	(84,927)				(84,927)
Remeasurement of retirement benefit obligations	(6,077)				(6,077)
Movement on cash flow hedge	4,581				4,581
Total comprehensive income	652,703
Exercise of share options (in shares)		311,040
Exercise of share options	36,178	$ 20	36,158
Issue of restricted share units / performance share units (in shares)		130,433
Issue of restricted share units / performance share units	9	$ 9
Share based compensation expense	41,426		41,426
Share issuance costs	$ (22)		(22)
Repurchase of ordinary shares (in shares)	(2,179,699)	(2,179,699)
Repurchase of ordinary shares	$ (499,998)	$ (142)		142		(499,998)
Share repurchase costs	$ (388)					(388)
Ending balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Ending balance at Dec. 31, 2024	$ 9,441,354	$ 6,586	7,020,231	1,304	(229,929)	2,643,162
Comprehensive income (net of tax):
Net income	229,339					229,339
Currency translation adjustment	159,451				159,451
Remeasurement of retirement benefit obligations	4,364				4,364
Movement on cash flow hedge	(2,420)				(2,420)
Total comprehensive income	390,734
Exercise of share options (in shares)		86,434
Exercise of share options	9,709	$ 6	9,703
Issue of restricted share units / performance share units (in shares)		228,361
Issue of restricted share units / performance share units	15	$ 15
Share based compensation expense	102,041		102,041
Share issuance costs	$ (19)		(19)
Repurchase of ordinary shares (in shares)	(4,504,330)	(4,504,330)
Repurchase of ordinary shares	$ (750,000)	$ (302)		302		(750,000)
Share repurchase costs	$ (450)					(450)
Ending balance (in shares) at Dec. 31, 2025	76,567,325	76,567,325
Ending balance at Dec. 31, 2025	$ 9,193,384	$ 6,305	$ 7,131,956	$ 1,606	$ (68,534)	$ 2,122,051